EQUITY - Summary of Capital Surplus (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
May be used to offset a deficit, distributed as cash dividends, or transferred to share capital
Additional paid-in capital	$ 26,343.5		$ 24,809.7
From merger	22,800.4		22,800.4
From convertible bonds	8,891.3		8,891.3
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	8,411.6		8,411.6
Donations - donated by shareholders	11.3		11.3
May only be used to offset a deficit
From share of changes in equities of subsidiaries	4,094.0		4,108.9
From share of changes in equities of associates	1,365.2		1,172.4
Donations - unclaimed dividend	105.7		79.0
May not be used for any purpose
Employee restricted shares	1,422.6		2,976.2
Share premium	$ 73,445.6	$ 2,341.3	$ 73,260.8